Other Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Restructuring Charges By Segment Location [Line Items]
Restructuring costs	$ 98	$ 32
Construction Equipment Segment [Member]
Restructuring Charges By Segment Location [Line Items]
Restructuring costs	34
Commercial Vehicles [Member]
Restructuring Charges By Segment Location [Line Items]
Restructuring costs	36
Agriculture Equipment [Member]
Restructuring Charges By Segment Location [Line Items]
Restructuring costs	$ 28
Agriculture Equipment [Member] | China Subsidiary [Member]
Restructuring Charges By Segment Location [Line Items]
Joint venture ownership percentage	60.00%